                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                               ---------------
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA  02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Domenic J. Ferrante
Title:   Managing Director
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

/s/ Domenic J. Ferrante         Boston, MA      5/17/2010
-----------------------         -----------     ---------

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors II, L.P., which is the general partner of Brookside Capital Trading Fund, L.P. (the "Fund"). Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           92
Form 13F Information Table Value Total:    8,261,819
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number     Name
  ------       --------------------     ------------------------------------
      1                                 Brookside Capital Trading Fund, L.P.
      2                                 Brookside Capital Investors II, L.P.

                      Brookside Capital Trading Fund, L.P.
                    Form 13F Information Table as of 03/31/10

                                                           MARKET VALUE
                                                               LONG                    INVESMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP        X1000        SHARES     DISCRETION  MANAGERS         SOLE
----------------------------  ----------------  ---------  ------------  ------------  ----------  --------   ----------------
ACE LTD                              CLA        H0023R105       313,800     6,000,000     SOLE                       X
ACTIVISION BLIZZARD INC              COM        00507V109        51,815     4,300,000     SOLE                       X
ADOBE SYSTEMS INC                    COM        00724F101        98,601     2,787,700     SOLE                       X
ALLOT COMMUNICATION LTD              SHS        M0854Q105        17,236     3,426,638     SOLE                       X
AMYLIN PHARMACEUTICALS INC           COM        032346108       101,409     4,509,058     SOLE                       X
APPLE INC                            COM        037833100       372,522     1,585,200     SOLE                       X
APPLIED MICRO CIRCUITS CORP        COM NEW      03822W406        26,852     3,111,420     SOLE                       X
ASSURED GUARANTY LTD                 COM        G0585R106        63,570     2,893,500     SOLE                       X
AVEO PHARMACEUTICALS INC             COM        053588109        11,700     1,300,000     SOLE                       X
BAIDU INC                       SPON ADR REP A  056752108        19,880        33,300     SOLE                       X
BANK OF AMERICA CORP                 COM        060505104       223,125    12,500,000     SOLE                       X
BANK OF NEW YORK MELLON CORP         COM        064058100        80,288     2,600,000     SOLE                       X
BAXTER INTL INC                      COM        071813109       103,759     1,782,800     SOLE                       X
BOEING CO                            CALL       097023105        48,322       665,500     SOLE                       X
CA INC                               COM        12673P105        50,635     2,157,453     SOLE                       X
CADENCE DESIGN SYSTEMS INC           COM        127387108        51,486     7,719,112     SOLE                       X
CELANESE CORP                        COM        150870103        98,978     3,107,623     SOLE                       X
CF INDUSTRIES HOLDINGS               COM        125269100       115,862     1,270,700     SOLE                       X
CHECK POINT SOFTWARE                 COM        M22465104       148,546     4,235,695     SOLE                       X
CHINA LODGING GROUP                  ADR        16949N109        12,733       850,000     SOLE                       X
CIENA CORP                         COM NEW      171779309       136,618     8,952,673     SOLE                       X
CISCO SYSTEMS INC                    COM        17275R102           974        37,400     SOLE                       X
CLIFFS NATURAL RESOURCES INC         COM        18683K101        42,257       595,593     SOLE                       X
COMMSCOPE INC                        COM        203372107        52,176     1,862,095     SOLE                       X
COMPANHIA BRASILEIRA DE DIST  SPN ADR PFD CL A  20440T201        24,437       363,490     SOLE                       X
COOPER INDUSTRIES PLC                CL A       G24140108        23,482       489,831     SOLE                       X
CORNING INC                          COM        219350105       138,493     6,852,700     SOLE                       X
CTRIP COM INTL LTD            AMERICAN DEP SHS  22943F100         7,840       200,000     SOLE                       X
CVS/CAREMARK CORP                    COM        126650100       369,696    10,112,046     SOLE                       X
DENDREON CORP                        COM        24823Q107        91,102     2,498,000     SOLE                       X
DIRECTV GROUP INC                 COM CL A      25490A101       177,372     5,246,128     SOLE                       X
DOMINOS PIZZA INC                    COM        25754A201   10713.68804    785,461.00     SOLE                       X
E M C CORP MASS                      COM        268648102       252,642    14,004,525     SOLE                       X
EBAY INC                             COM        278642103       148,691     5,513,700     SOLE                       X
ELOYALTY CORP                      COM NEW      290151307         2,736       486,031     SOLE                       X
EMULEX CORP                        COM NEW      292475209        46,613     3,510,000     SOLE                       X
ENTERGY CORP NEW                     COM        29364G103        79,463       976,800     SOLE                       X
FOCUS MEDIA HLDG LTD             SPONSORED ADR  34415V109        36,883     2,019,870     SOLE                       X
GARTNER INC                          COM        366651107        11,161       501,865     SOLE                       X
GILEAD SCIENCES INC                  COM        375558103       101,000     2,221,247     SOLE                       X
GOLDMAN SACHS GROUP INC              COM        38141G104       311,400     1,825,000     SOLE                       X
GOODRICH CORP                        COM        382388106        64,096       908,900     SOLE                       X
GOOGLE INC                           CLA        38259P508        82,232       145,000     SOLE                       X
HELMERICH & PAYNE INC                COM        423452101         1,066        28,000     SOLE                       X
HEWLETT PACKARD CO                   COM        428236103       153,417     2,886,500     SOLE                       X
HOME INNS & HOTEL MGMT INC         SPON ADR     43713W107        31,768       970,304     SOLE                       X
INFINERA CORPORATION                 COM        45667G103         1,022       120,000     SOLE                       X
INGERSOLL-RAND PLC                   SHS        G47791101       109,236     3,132,657     SOLE                       X
INTEL CORP                           COM        458140100       205,837     9,234,483     SOLE                       X
INVERNESS MED INNOVATIONS IN         COM        46126P106       114,090     2,929,139     SOLE                       X
JDS UNIPHASE CORP               COM PAR $0.001  46612J507         6,335       506,000     SOLE                       X
JPMORGAN CHASE & CO                  COM        46625H100        85,025     1,900,000     SOLE                       X
KOHLS CORP                           COM        500255104       126,640     2,311,800     SOLE                       X
KROGER CO                            COM        501044101        51,263     2,366,729     SOLE                       X
LIBERTY MEDIA CORP NEW            COM INTL LTD  53071M708             5            90     SOLE                       X
LINCOLN NTL CORP IND                 COM        534187109        92,100     3,000,000     SOLE                       X
MAP PHARMACEUTICALS INC              COM        56509R108        47,622  2,999,526.00     SOLE                       X
MEAD JOHNSON NUTRITION CO            COM        582839106       251,856     4,840,583     SOLE                       X
MELCO CROWN ENTMT LTD                ADR        585464100        24,689     5,143,637     SOLE                       X
MERU NETWORKS                        COM        59047Q103        1,438        75,000      SOLE                       X
MINDRAY MEDICAL INTL              SPON ADR      602675100        62,732     1,722,471     SOLE                       X
MOLSON COORS BREWING CO              CLB        60871R209   24279.17706       577,251     SOLE                       X
MONSANTO CO NEW                      COM        61166W101   101319.6973     1,418,646     SOLE                       X
MSC INDL DIRECT INC                  CL A       553530106     43629.344       860,200     SOLE                       X
NANOSPHERE INC                       COM        63009F105         21426  4,473,037.00     SOLE
NEWS CORP                            CL A       65248E104   223728.9395    15,525,950     SOLE                       X
NUANCE COMMUNICATIONS INC            COM        67020Y100     19041.152     1,144,300     SOLE                       X
ON SEMICONDUCTOR CORP                COM        682189105     41452.272     5,181,534     SOLE                       X
ORACLE CORP                          COM        68389X105     84565.332     3,289,200     SOLE                       X
OWENS CORNING NEW                    COM        690742101         63600     2,500,000     SOLE                       X
PENN NTL GAMING INC                  COM        707569109   28531.83636     1,025,956     SOLE                       X
PFIZER INC                           COM        717081103    274141.035    15,984,900     SOLE                       X
ROCKWELL COLLINS INC                 COM        774341101      32734.57       523,000     SOLE                       X
SCHLUMBERGER LTD                     COM        806857108    174527.692     2,750,200     SOLE                       X
SONUS NETWORKS INC                   COM        835916107   44028.71428    16,740,956     SOLE                       X
SS&C TECHNOLOGIES HOLDINGS           COM        78467J100          1508       100,000     SOLE                       X
STANLEY BLACK & DECKER INC           COM        854502101    85742.4091     1,493,510     SOLE                       X

                                                           MARKET VALUE
                                                               LONG                    INVESMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP        X1000        SHARES     DISCRETION  MANAGERS         SOLE
----------------------------  ----------------  ---------  ------------  ------------  ----------  --------   ----------------
STREAM GLOBAL SVCS INC               COM        86323M100      8251.625     1,250,000     SOLE                       X
SYNIVERSE HLDGS INC                  COM        87163F106    41634.0639     2,138,370     SOLE                       X
TARGET CORP                          COM        87612E106   393344.0624     7,478,024     SOLE                       X
TECK RESOURCES LTD                   COM        878742204   116331.8587     2,670,612     SOLE                       X
TEKELEC                              COM        879101103   114340.7717     6,296,298     SOLE                       X
TESSERA TECHNOLOGIES INC             COM        88164L100   67853.39184     3,345,828     SOLE                       X
UAL CORP                           COM NEW      902549807   24884.68183     1,272,711     SOLE                       X
UNITED STATES STL CORP NEW           COM        912909108     317314.16     4,995,500     SOLE                       X
VERISIGN INC                         COM        92343E102    71468.6136     2,746,680     SOLE                       X
VERTEX PHARMACEUTICALS INC           COM        92532F100   94942.11349     2,323,027     SOLE                       X
VIACOM INC NEW                       CL B       92553P201   56008.21734     1,629,093     SOLE                       X
VONAGE HLDGS CORP                    COM        92886T201     7278.7248  5,391,648.00     SOLE                       X
WALTER ENERGY INC                    COM        93317Q105   44090.38907       477,841     SOLE                       X
WESTERN UNION CO                     COM        959802109      50481.44     2,976,500     SOLE                       X